PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Balance	$ 44
Additions	1
Adjustments to existing provisions	5
Amounts used	(4)
Balance	46
Current (recorded in "other current liabilities")	243	$ 191
Long-term	42	$ 36
Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	4
Decommissioning Liabilities
Reconciliation of changes in other provisions [abstract]
Balance	41
Additions	0
Adjustments to existing provisions	5
Amounts used	(1)
Balance	45
Long-term	41
Decommissioning Liabilities | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	4
Other
Reconciliation of changes in other provisions [abstract]
Balance	3
Additions	1
Adjustments to existing provisions	0
Amounts used	(3)
Balance	1
Long-term	1
Other | Other current liabilities
Reconciliation of changes in other provisions [abstract]
Current (recorded in "other current liabilities")	$ 0